Business Combinations (Detail Textual) (Asset purchase agreement, Illume Mobile, USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Asset purchase agreement | Illume Mobile
Acquisition Of Illume Mobile [Line Items]
Total purchase consideration	$ 1,000,000
Purchase consideration, cash paid	250,000	250,000
Purchase consideration, value of shares issued	750,000
Purchase consideration, number of shares issued	617,284
Purchase consideration, shares issued, price per share	$ 1.215
Number of trading days	20 days
Trading price	$ 1.13
Value of shares issued in conjunction with the acquisition	697,531
Additional earn out payment to be paid	500,000
Percentage of additional payment to be paid in cash	50.00%
Percentage of additional payment to be paid in form of shares	50.00%
Number of days within which the additional payment will be paid	30 days
Closing costs and associated expenses	140,000
Capital advisors fee	45,000
Discount rate		21.00%
Fair value accrued liabilities for earn out payment consideration		107,000	107,000
Financial, strategic and operational value	444,000
Accrued liabilities for earn out payment consideration			$ 0